                                                 -------------------------------
                                                           OMB APPROVAL
                                                 -------------------------------
                                                  OMB Number:         3235-0006
                                                  Expires:    February 28, 1997
                                                  Estimated average burden
                                                  Hours per response      24.60
                                                 -------------------------------
                                                 -------------------------------
                                                           SEC USE ONLY
                                                 -------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2002
                                                      ------------------

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:   [_]

     Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

   Hemenway & Barnes     60 State Street       Boston,     MA        02109
--------------------------------------------------------------------------------
   Business Address          (Street)          (City)    (State)     (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


--------------------------------------------------------------------------------
                                   ATTENTION

           Intentional misstatements or omissions of facts constitute
     Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

                The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
          Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previouslysubmitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2002.

                                   Lawrence T. Perera
                                   ---------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   ---------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                        13F File No.:           Name:                                         13F File No.:
1.   Lawrence Coolidge                       28-252                  6.    Michael J. Puzo (25)*                   28-06165
----------------------------------------     ------------------      ----------------------------------------      ----------------
2.   John M. Cornish                         28-5362                 7.    Welch & Forbes, Inc.                    28-262
----------------------------------------     ------------------      ----------------------------------------      ----------------
3.   Fiduciary Trust Co.                     28-471                  8.
----------------------------------------     ------------------      ----------------------------------------      ----------------
4.   Marion Fremont-Smith                    28-2724                 9.
----------------------------------------     ------------------      ----------------------------------------      ----------------
5.   Roy A. Hammer                           28-5798                 10.
----------------------------------------     ------------------      ----------------------------------------      ----------------

* Refers to manager number on attached detail in Item 7.

AS OF: SEPTEMBER 30, 2002    FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

        ITEM 1:                 ITEM 2:       ITEM 3:          ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:        ITEM 8:
     NAME OF ISSUER         TITLE OF CLASS  CUSIP NUMBER  FAIR MARKET VALUE   SHARES OR  INVESTMENT    MANAGERS  VOTING AUTHORITY
                                                                              PRINCIPAL  DISCRETION              (A)   (B)       (C)
                                                                               AMOUNT    (A) (B) (C)             SOLE SHARED    NONE
ABBOTT LABS                  COMMON STOCK     002824100        1,078,680        26,700            xx                   26,700
AMERICAN INTERNATIONAL       COMMON STOCK     026874107        1,011,020        18,483            xx                   18,483
GROUP INC
AMGEN INC                    COMMON STOCK     031162100        1,068,854        25,632            xx                   22,432
                                                                                                  xx       25           3,200
ANALOG DEVICES, INC.         COMMON STOCK     032654105          452,608        22,975            xx                   20,475
                                                                                                  xx       25           2,500
AUTOMATIC DATA PROCESSING    COMMON STOCK     053015103        1,038,928        29,880            xx                   24,880
                                                                                                  xx       25           5,000
AVERY DENNISON CORP          COMMON STOCK     053611109          632,193        11,095            xx                    9,095
                                                                                                  xx       25           2,000
BP PLC ADR                   COMMON STOCK     055622104       17,565,574        44,024            xx                   38,352
                                                                                                  xx       25           5,672
BERKSHIRE HATHAWAY INC       CLASS B          084670207          823,310           334            xx                      229
                                                                                                  xx       25             105
BRISTOL-MYERS SQUIBB CO      COMMON STOCK     110122108          912,230        38,329            xx                   30,829
                                                                                                  xx       25           7,500
CATERPILLAR INC.             COMMON STOCK     149123101          320,092         8,600            xx                    8,600
CHEVRONTEXACO CORP           COMMON STOCK     166764100          383,368         5,536            xx                    5,536
CHUBB CORPORATION            COMMON STOCK     171232101          296,082         5,400            xx                    5,400
CISCO SYS INC                COMMON STOCK     17275R102          254,433        24,278            xx                   22,478
                                                                                                  xx       25           1,800
CITIGROUP INC                COMMON STOCK     172967101          213,480         7,200            xx                    7,200
COCA COLA CO                 COMMON STOCK     191216100          567,559        11,834            xx                   11,834

        ITEM 1:                 ITEM 2:       ITEM 3:          ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:        ITEM 8:
     NAME OF ISSUER         TITLE OF CLASS  CUSIP NUMBER  FAIR MARKET VALUE   SHARES OR  INVESTMENT    MANAGERS  VOTING AUTHORITY
                                                                              PRINCIPAL  DISCRETION              (A)   (B)       (C)
                                                                               AMOUNT    (A) (B) (C)             SOLE SHARED    NONE
COLGATE PALMOLIVE CO.        COMMON STOCK     194162103          296,725         5,500            xx                     5,500
WALT DISNEY COMPANY          COMMON STOCK     254687106          237,895        15,713            xx                    11,513
                                                                                                  xx       25            4,200
E I DU PONT DE NEMOURS & CO  COMMON STOCK     263534109        1,074,525        29,790            xx                    29,790
EMC CORP                     COMMON STOCK     268648102          241,456        52,835            xx                    43,935
                                                                                                  xx       25            8,900
EMERSON ELECTRIC CO          COMMON STOCK     291011104        1,065,325        24,245            xx                    20,245
                                                                                                  xx       25            4,000
EXXON MOBIL CORP             COMMON STOCK     30231G102        4,000,324       125,402            xx                   116,922
                                                                                                  xx       25            8,480
FUEL CELL ENERGY INC         COMMON STOCK     35952H106           72,450        11,500            xx                    11,500
GENERAL ELECTRIC CO          COMMON STOCK     369604103        3,150,517       127,810            xx                   115,810
                                                                                                  xx       25           12,000
GENERAL MILLS INC.           COMMON STOCK     370334104          324,266         7,300            xx                     7,300
GILEAD SCIENCES              COMMON STOCK     375558103          241,416         7,200            xx                     7,200
HELMERICH & PAYNE INC.       COMMON STOCK     423452101          316,628         9,250            xx                     9,250
HEWLETT-PACKARD CO           COMMON STOCK     428236103          185,553        15,900            xx                     9,900
                                                                                                  xx       25            6,000
IGEN INTERNATIONAL INC.      COMMON STOCK     449536101          422,338        14,375            xx                    13,375
                                                                                                  xx       25            1,000
INTEL CORPORATION            COMMON STOCK     458140100        1,418,238       102,105            xx                    91,305
                                                                                                  xx       25           10,800

        ITEM 1:                 ITEM 2:       ITEM 3:          ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:        ITEM 8:
     NAME OF ISSUER         TITLE OF CLASS  CUSIP NUMBER  FAIR MARKET VALUE   SHARES OR  INVESTMENT    MANAGERS  VOTING AUTHORITY
                                                                              PRINCIPAL  DISCRETION              (A)    (B)     (C)
                                                                               AMOUNT    (A) (B) (C)             SOLE  SHARED   NONE
INTL BUSINESS MACHINES       COMMON STOCK     459200101          991,970        17,012            xx                    17,012
JEFFERSON-PILOT CORP         COMMON STOCK     475070108        1,407,670        35,104            xx                    35,104
JOHNSON & JOHNSON            COMMON STOCK     478160104        2,781,929        51,441            xx                    43,641
                                                                                                  xx       25            7,800
KOPIN CORP                   COMMON STOCK     500600101          228,114        65,550            xx                    55,550
                                                                                                  xx       25           10,000
LIBERTY MEDIA CORP           SER A            530718105           77,889        10,848            xx                    10,848
ELI LILLY & CO               COMMON STOCK     532457108          531,264         9,600            xx                     9,600
MARSH & MCLENNAN INC         COMMON STOCK     571748102          308,136         7,400            xx                     1,800
                                                                                                  xx       25            5,600
MERCK & CO INC               COMMON STOCK     589331107        3,058,799        67,482            xx                    58,782
                                                                                                  xx       25            8,700
MICROSOFT CORP               COMMON STOCK     594918104          897,326        20,515            xx                    20,515
NEW YORK TIMES CO.           CL A             650111107       12,319,586       271,058            xx                   271,058
NOKIA CORP ADR A             COMMON STOCK     654902204          162,975        12,300            xx                     9,800
                                                                                                  xx       25            2,500
PEPSICO INC.                 COMMON STOCK     713448108        1,051,819        28,466            xx                    13,966
                                                                                                  xx       25           14,500
PFIZER INC                   COMMON STOCK     717081103          638,788        22,012            xx                    22,012
PROCTER & GAMBLE CO          COMMON STOCK     742718109        2,161,030        24,178            xx                    24,178
ROYAL DUTCH PETROLEUM CO     NY REG SHS       780257804          232,986         5,800            xx                     5,800
                             PAR N GLDR
                             1.25

        ITEM 1:                 ITEM 2:       ITEM 3:          ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:        ITEM 8:
     NAME OF ISSUER         TITLE OF CLASS  CUSIP NUMBER  FAIR MARKET VALUE   SHARES OR  INVESTMENT    MANAGERS  VOTING AUTHORITY
                                                                              PRINCIPAL  DISCRETION              (A)   (B)       (C)
                                                                               AMOUNT    (A) (B) (C)             SOLE SHARED    NONE
SCHLUMBERGER LTD             COMMON STOCK     806857108          236,144         6,140            xx                     5,140
                                                                                                  xx       25            1,000
STATE STREET CORP            COMMON STOCK     857477103        1,055,452        27,315            xx                    27,315
SYSCO CORP                   COMMON STOCK     871829107          567,800        20,000            xx                    20,000
3M COMPANY                   COMMON STOCK     88579Y101        1,282,580        11,663            xx                    11,163
                                                                                                  xx       25              500
UNION PACIFIC CORP           COMMON STOCK     907818108          271,989         4,700            xx                     2,700
                                                                                                  xx       25            2,000
UNITED TECHNOLOGIES          COMMON STOCK     913017109          376,562         6,666            xx                     6,666
WAL MART STORES INC          COMMON STOCK     931142103          260,972         5,300            xx                     5,300
WELLS FARGO & CO (NEW)       COMMON STOCK     949746101          348,245         7,231            xx                     7,231
WYETH                        COMMON STOCK     983024100          308,460         9,700            xx                     9,700
ZIONS BANCORP                COMMON STOCK     989701107          206,768         4,750            xx                     4,750
TOTAL:                                                        71,431,320